Expense Example, No Redemption - (International Small Company Fund - Classes A, C, I and R6) - (International Small Company Fund) - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	203	630	1,082	2,157